Initial Public Offering (Tables)	9 Months Ended
Sep. 30, 2021
Initial Public Offering [Abstract]
Schedule of Contingently Redeemable Common Stock
As of September 30, 2021, the contingently redeemable common stock reflected on the balance sheet are reconciled in the following table:

Gross proceeds from public issuance	$276,000,000
Less:
Proceeds allocated to public warrants	—
Shares of the common stock issuance costs	(15,816,086)
Plus:
Accretion of carrying value to redemption value	15,816,086

Contingently redeemable common stock	$276,000,000